Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related Party Transactions
15.	Related Party Transactions
Convertible Notes Payable
In July 2020, the Company issued three convertible notes to three of its stockholders for advances up to $3,500,000 in principal (the “2020 Notes”) and bearing annual interest of 5% on any amounts drawn. An additional note was issued in March 2022 as part of the 2020 Notes, but with an annual interest rate of 8%. All principal and interest payments are due on or before July 1, 2025. The 2020 Notes are convertible, at the holder’s option, into shares of common stock of the Company at the lower of $14.59 per share or the offering price in a financing of at least $5,000,000 in equity from unaffiliated parties. As of March 31, 2024, an aggregate of 244,308 shares of common stock would be issued if the entire principal and interest under the 2020 Notes was converted. Management assessed whether the embedded features in the 2020 Notes should have been bifurcated from the debt host and concluded that none of the features were required to be accounted for separately from the debt instruments.
As of March 31, 2024 and December 31, 2023, the outstanding amount of the 2020 Notes was $3,143,725 and accrued interest of $420,700 and $377,772, respectively. Interest expense for the three months ended March 31, 2024 and 2023, was $42,929 and $44,923, respectively.
Working Capital Loan and Extension Note
On May 3, 2023, the Company issued a promissory note (the “Working Capital Note”) to a stockholder for a principal amount of $250,000. The Working Capital Note was subsequently amended and restated six times on June 12, 2023 to add an additional principal amount of $100,000, August 15, 2023 to add an additional principal amount of $75,000, August 29, 2023 to add an additional principal amount of $100,000, September 12, 2023 to add an additional principal amount of $75,000, September 15, 2023 to add an additional principal amount of $50,000, and October 26, 2023 to add an additional principal amount of $55,000, for an aggregate principal amount outstanding as of March 31, 2024 under the Working Capital Note of $705,000. The Working Capital Note was issued to provide the Company with additional working capital during the period prior to consummation of the Business Combination Agreement with GigCapital5. The Working Capital Note is interest-free and originally matured on the earlier of (i) the date on which the Company consummated the Business Combination with GigCapital5; (ii) the date the Company winds up; or (iii) December 31, 2023. The Working Capital Note may be prepaid without penalty. On March 4, 2024, the holder of the Working Capital Note agreed to extend and subordinate the promissory note pursuant to and in accordance with the terms of the Business Combination Agreement. Effective on the Closing of the Business Combination, the Working Capital Note cannot be repaid prior to the repayment or conversion of the
Pre-Paid
Advance received from Yorkville (see Note 8).

On March 4, 2024, the Company assumed $1,560,000 outstanding balance of the Extension Note from a related party and pursuant to the Business Combination Agreement. The Extension Note does not bear any interest and cannot be repaid prior to the repayment of the
Pre-Paid
Advance received from Yorkville.
Management Services and Business Associate Agreement
In September 2020, QT Imaging entered into a Management Services Agreement (the “Agreement”) and a Business Associate Agreement with John C. Klock, M.D., a California sole proprietorship (the “Practice”). John C. Klock, M.D. was the Chief Executive Officer of QT Imaging, serves on its Board of Directors, and was the largest single stockholder of QT Imaging. The Practice provided medical imaging to patients using the QT Breast Scanner. Under the terms of the Agreement, the Company agreed to provide business services to the Practice including use of the facility which formerly operated as the Marin Breast Health Trial Center, including furniture and medical equipment, as well as use of certain personnel. In exchange for those services, the Practice agreed to pay the Company a management fee. Fees paid to QT Imaging during the three months ended March 31, 2024 and 2023 were $12,000 for each period end, and were recorded as a reduction to selling, general and administrative expenses on the condensed consolidated statements of operations and comprehensive loss. Additionally, during the three months ended March 31, 2024 and 2023, the Practice made product purchases from QT Imaging of $1,800 and $2,700, respectively. As of March 31, 2024 and 2023, there were no amounts due to or due from the Practice. This Agreement was terminated and replaced by the Space and Equipment Sublease Agreement and Services Agreement subsequent to March 31, 2024. See Note 16.
Deferred Revenue
In July 2023, an order was placed and a downpayment of $200,000 was made for a breast imaging system by 303 Development Corporation (the “Foundation”). The executive director of the Foundation is a current investor and a was a previous board member of the Company. In September 2023, an additional $100,000 was paid towards the purchase.

13.	Related Party Transactions
Convertible Notes Payable
In July 2020, the Company issued three convertible notes to three of its stockholders for advances up to $3,500,000 in principal (the “2020 Notes”) and bearing annual interest of 5% on any amounts drawn. An additional note was issued in March 2022 as part of the 2020 Notes, but with an annual interest rate of 8%. All principal and interest payments are due on or before July 1, 2025. The 2020 Notes are convertible, at the holder’s option, into shares of common stock of the Company at the lower of $5.00 per share or the offering price in a financing of at least $5,000,000 in equity from unaffiliated parties. As of December 31, 2023, an aggregate of 704,299 shares of common stock would be issued if the entire principal and interest under the 2020 Notes was converted. Management assessed whether the embedded features in the 2020 Notes should have been bifurcated from the debt host and concluded that none of the features were required to be accounted for separately from the debt instruments.
In November 2023, $200,000 of the 2020 Notes plus accrued interest of $33,644 was converted through a negotiated induced conversion to 100,000 shares of common stock, which resulted in an induced conversion expense of $168,356 to other expenses in the consolidated statements of operations and comprehensive loss. The induced conversion expense represented the fair value of the common stock issued upon conversion in excess of the common stock issuable under the original terms of the 2020 Notes. As of December 31, 2023 and 2022, the outstanding amount of the 2020 Notes was $3,143,725 and $3,343,725 and accrued interest of $377,772 and $230,627, respectively. Interest expense for the years ended December 31, 2023 and 2022 was $180,789 and $137,709, respectively.
Working Capital Loans
On May 3, 2023, the Company issued a promissory note (the “Working Capital Note”) to a shareholder
 for a principal amount of $250,000. The Working Capital Note was subsequently amended and restated six times on June 12, 2023 to add an additional principal amount of $100,000, August 15, 2023 to add an additional principal amount of $75,000, August 29, 2023 to add an additional principal amount of $100,000, September 12, 2023 to add an additional principal amount of $75,000, September 15, 2023 to add an additional principal amount of $50,000, and October 26, 2023 to add an additional principal amount of $55,000, for an aggregate principal amount outstanding as of December 31, 2023 under the Working Capital Note of $705,000. The Working Capital Note was issued to provide the Company with additional working capital during the period prior to consummation of the Business Combination Agreement with GigCapital5. The Working Capital Note is interest-free and matures on the earlier of (i) the date on which the Company consummates the Business Combination with GigCapital5; (ii) the date the Company winds up; or (iii) December 31, 2023. The Working Capital Note may be prepaid without penalty. The Company determined that the imputed interest on the Working Capital Note was not significant for the year ended December 31, 2023. Subsequent to December 31, 2023, the related party to the Working Capital Note agreed to extend and subordinate the promissory note pursuant to and in accordance with the terms of the Business
Combination Agreement. Effective on the Closing of the Business Combination, the Working Capital Note cannot be repaid prior to the repayment or conversion of the Pre-Paid Advance received from Yorkville (see Note 14. Subsequent Events).

Management Services and Business Associate Agreement
In September 2020, the Company entered into a Management Services Agreement (the “Agreement”) and a Business Associate Agreement with John C. Klock, M.D., a California sole proprietorship (the “Practice”). John C. Klock, M.D. is the Chief Executive Officer of the Company, serves on its Board of Directors, and is the largest single shareholder of the Company. The Practice provides medical imaging to patients using the QT Breast Scanner. Under the terms of the Agreement, the Company agreed to provide business services to the Practice including use of the facility which formerly operated as the Marin Breast Health Trial Center, including furniture and medical equipment, as well as use of certain personnel. In exchange for those services, the Practice agreed to pay the Company a management fee. Fees paid to the Company during the years ended December 31, 2023 and 2022 were $48,000 each year, and were recorded as a reduction to selling, general and administrative expenses on the consolidated statements of operations and comprehensive loss. Additionally, during the years ended December 31, 2023 and 2022, the Practice made product purchases from the Company of $8,100 and $7,200, respectively. As of December 31, 2023 and 2022, there were no amounts due to or due from the Practice.
Deferred Revenue
In July 2023, an order was placed and a downpayment of $200,000 was made for a breast imaging system by 303 Development Corporation (the “Foundation”). The executive director of the Foundation is a current investor and board member of the Company. In September 2023, an additional $100,000 was paid towards the purchase.

GIGCAPITAL5, INC [Member]
Related Party Transaction [Line Items]
Related Party Transactions
5. RELATED PARTY TRANSACTIONS
Founder Shares
During the period from January 19, 2021 (date of inception) to December 31, 2021, the Founder purchased 5,735,000 shares of common stock (the “Founder Shares”), after giving effect to the forfeiture on September 23, 2021 of 4,312,500 Founder Shares, for an aggregate purchase price of $25,000, or $0.0043592 per share. The Company also issued 5,000 shares of common stock, solely in consideration of future services, to

Mr. Weightman, its Treasurer and Chief Financial Officer, pursuant to the Insider Shares Grant Agreements dated September 23, 2021 between the Company and Mr. Weightman. The 5,000 shares granted to Mr. Weightman are subject to forfeiture and cancellation if he resigns or the services are terminated for cause prior to the completion of the Business Combination. The Founder Shares are identical to the common stock included in the Public Units sold in the Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below.
Private Placement
The Founder purchased from the Company an aggregate of 795,000 Private Placement Units at a price of $10.00 per Private Placement Unit in a Private Placement that occurred simultaneously with the completion of the closing of the Offering. Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”). Each whole Private Placement Warrant will be exercisable for $11.50 per share, and the exercise price of the Private Placement Warrants may be adjusted in certain circumstances as described in Note 7. Under the terms of the Warrant Agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s Business Combination.
Each Private Placement Warrant will become exercisable on the later of 30 days after the completion of the Company’s Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete a Business Combination on or prior to the
30-month
period allotted to complete the Business Combination (or such lesser period depending upon the number of one-month
extensions which occur), the Private Placement Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of common stock to the holder upon exercise of the Private Placement Warrants during the exercise period, there will be no net cash settlement of these Private Placement Warrants and the Private Placement Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the Private Placement Warrants become exercisable, the Company may redeem the outstanding Private Placement Warrants in whole and not in part at a price of $0.01 per Private Placement Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the
30-trading
day period ending on the third trading day before the Company sends the notice of redemption to the Private Placement Warrant holders.
The Company’s Founder, Insiders and Underwriters have agreed not to transfer, assign or sell any of their respective Founder Shares, shares held by the Insiders, Private Placement Units, shares or other securities underlying such Private Placement Units that they may hold until the date that is (i) in the case of the Founder Shares or shares held by the Insiders, the earlier of (A) six months after the date of the consummation of the Company’s initial Business Combination or (B) subsequent to the Company’s initial Business Combination, (x) the date on which the last sale price of the Company’s common stock equals or exceeds $11.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after the Company’s initial Business Combination or (y) the date on which the Company consummates a liquidation, merger, stock exchange or other similar transaction after the Company’s Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property, and (ii) in the case of the Private Placement Units and shares or other securities underlying such Private Placement Units, until 30 days after the completion of the Company’s Business Combination.
Unlike the Public Warrants included in the Public Units sold in the Offering, if held by the original holder or its permitted transferees, the Private Placement Warrants are not redeemable by the Company and, subject to certain limited exceptions, will be subject to transfer restrictions until one year following the consummation of the Business Combination. If the Private Placement Warrants are held by holders other than the initial holders or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by holders on the same basis as the Public Warrants.
If the Company does not complete a Business Combination, then a portion of the proceeds from the sale of the Private Placement Units will be part of the liquidating distribution to the public stockholders.
Administrative Services Agreement and Other Agreements
The Company agreed to pay $30,000 a month for office space, administrative services and secretarial support to an affiliate of the Founder, GigManagement, LLC. Services commenced on September 24, 2021, the date the securities were first listed on the NYSE, and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company. The amount unpaid as of December 31, 2023 for such fees is $780,000.
The Company has agreed to pay advisory fees to directors for board committee service and administrative and analytical services, including certain activities on the Company’s behalf, such as identifying and investigating possible business targets and business combinations. All such amounts in the aggregate of $696,000 were unpaid as of December 31, 2023.
On September 23, 2021, the Company entered into a Strategic Services Agreement with Mr. Weightman, its Treasurer and Chief Financial Officer, who holds 5,000 Insider shares. Mr. Weightman is initially receiving $2,500 per month for his services and such amount could increase to up to $15,000 per month dependent upon the scope of services provided, as may be mutually agreed by the parties. The Company will pay Mr. Weightman for services rendered since September 23, 2021 and on a monthly basis thereafter for all services rendered after the consummation of the Offering.
Working Capital Loans
On September 26, 2022, the Company issued the Working Capital Note to the Sponsor for a principal amount of $65,000. The Working Capital Note was subsequently amended and restated eleven more times on October 26, 2022 (an additional $65,000 added to the Working Capital Note), November 28, 2022 (an additional $65,000 added to the Working Capital Note), December 27, 2022 (an additional $65,000 added to the Working Capital Note), January 25, 2023 (an additional $65,000 added to the Working Capital Note), February 27, 2023 (an additional $350,000 added to the Working Capital Note) and March 28, 2023 (an additional $130,000 added to the Working Capital Note), April 27, 2023 (an additional $65,000 added to the Working Capital Note), June 26, 2023 (an additional $130,000 added to the Working Capital Note), J uly 2
5, 2023 (an additional $65,000 added to the Working Capital Note), October 27, 2023 (an additional $381,360 added to the Working Capital Note) and December 13, 2023 (an additional $53,640 added to the Working Capital Note), respectively, for a collective principal amount of $1,500,000. The Working Capital Note was issued to provide the Company with additional working capital during the Extension and was not deposited into the Trust Account. The Working Capital Note is convertible at the Sponsor’s election upon the consummation of the initial business combination. Upon such election, the convertible note will convert, at a price of $10.00 per unit, into units identical to the Private Placement Units issued in connection with the Offering. An aggregate of 150,000 Private Placement Units of the Company would be issued if the entire principal balance of the Working Capital Note is converted.
Each Private Placement Unit consists of one share of the Company’s common stock, par value $
0.0001
per share, and one redeemable warrant.
The warrants constituting a part of the Private Placement Units would be exercisable, subject to the terms and conditions of the warrant and during the exercise period as provided in the warrant agreement governing the warrants. The Company has relied upon Section 4(a)(2) of the Securities Act, in connection with the issuance and sale of the convertible promissory note, as it was issued to a sophisticated investor without a view to distribution and was not issued through any general solicitation or advertisement.

On December 13, 2023, the Company issued the First Non-Convertible Working Capital Note for a collective principal amount of $66,360 (the “First
Non-Convertible
Working Capital Note”). The First
Non-Convertible
Working Capital Note was issued to provide the Company with additional working capital and will not be deposited into the Trust Account. On February 7, 2024, the Company amended and restated the First Non-Convertible Working Capital Note to reflect an additional principal amount of $195,887 extended by the Sponsor to the Company for a collective principal amount under the Second
Non-Convertible
Working Capital Note of $262,247. The Second
Non-Convertible
Working Capital Note was issued to provide the Company with additional working capital and will not be deposited into the Trust Account. On February 15, 2024, the Company amended and restated the Second Non-Convertible Working Capital Note with the Third Non-Convertible Working Capital Note to reflect an additional principal amount of $35,000 extended by the Sponsor to the Company for a collective principal amount under the Third Non-Convertible Working Capital Note of $297,247. The Third Non-Convertible Working Capital Note was issued to provide the Company with additional working capital and will not be deposited into the Trust Account. The Third Non-Convertible Working Capital Note bears no interest and is repayable in full upon the consummation of a Business Combination by the Company. The Company issued the Second and Third
Non-Convertible
Working Capital Note in consideration for additional loans from the Sponsor to fund the Company’s working capital requirements.
The Company has determined that the convertible Working Capital Note contains only one embedded feature, which is the conversion option. The conversion option is an embedded derivative that would require bifurcation pursuant to ASC
815-15-25-1,
so the instrument qualifies for the fair value option. The Company has elected to value the Working Capital Note under the fair value option at $1,506,389 as of December 31, 2023. The change in the fair value of the Working Capital Note was $8,897 for the year ended December 31, 2023 and was recorded in other income (expense) on the statements of operations and comprehensive loss.
Extension Notes
On September 26, 2022, the Company issued the Extension Note to the Sponsor for a principal amount of $160,000. The Extension Note was subsequently amended and restated eleven times from October 26, 2022 through February 27, 2023 to add additional monthly funding installments at $160,000 per month, then $100,000 thereafter for each one-month
extension of the time period from March 28, 2023 through August 28, 2023, for a collective principal amount outstanding as of December 31, 2023 under the Extension Note of $1,560,000. The proceeds from the Extension Note were deposited into the Trust Account in accordance with the terms of the Company’s Amended and Restated Certificate of Incorporation. The Extension Note matures on the earlier of the date on which the Company consummates its initial Business Combination or the date the Company winds up and may be prepaid without penalty. The Company imputed interest on the Extension Note using the equivalent average market discount rate for an unsecured loan (18.22
%), resulting in a debt discount of $299,287 that was recorded as a reduction to the carrying principal amount of the Extension Note with a corresponding increase to additional paid-in
capital. As of December 31, 2023, the outstanding principal on the Extension Note, net of the debt discount, was $1,564,673 and the remaining unamortized debt discount was $61,687. During the year ended December 31, 2023, interest expense related to the Extension Note was $219,686.